Organization and Business Overview (Details) - shares			6 Months Ended
	Apr. 08, 2025	Nov. 27, 2024	May 31, 2025
Organization and Business Overview [Line Items]
Reclassification of ordinary shares		1,500,000
Voting rights			fifty
Class A Ordinary Share [Member]
Organization and Business Overview [Line Items]
Reclassification of ordinary shares	1,500,000
Voting rights			one
Class B Ordinary Share [Member]
Organization and Business Overview [Line Items]
Reclassification of ordinary shares	1,500,000
Voting rights			50